Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0001976695
Registrant Name	Mobile-health Network Solutions
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A